Commitments and contingencies - Lease maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Commitments and contingencies
Remainder of 2023	$ 27
2023/2024	79	$ 157
2024		80
Total lease payments	106	237
Less: interest	(3)	(26)
Total	$ 103	$ 211